S000008439 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	397 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE Non-U.S. Dollar World Government Bond Index (USD)-Hedged (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.61%	(0.12%)	1.93%
Performance Inception Date				Nov. 18, 1991
FTSE Non-U.S. Dollar World Government Bond Index (USD)-Unhedged (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(5.32%)	(4.81%)	(1.53%)
Performance Inception Date				Nov. 18, 1991
International Fixed Income Fund
Prospectus [Line Items]
Average Annual Return, Percent	3.93%	0.10%	1.91%
Performance Inception Date				Nov. 18, 1991
International Fixed Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.94%	(1.08%)	0.58%
Performance Inception Date				Nov. 18, 1991
International Fixed Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.20%	(0.47%)	0.82%
Performance Inception Date				Nov. 18, 1991